Earnings/(Loss) Per Share - Disclosure of Dividends Declared (Details) - ZAR (R) R / shares in Units, R in Millions												12 Months Ended
	Oct. 16, 2023	Aug. 29, 2023	Aug. 15, 2023	Oct. 17, 2022	Aug. 29, 2022	Aug. 11, 2022	Apr. 11, 2022	Feb. 25, 2022	Oct. 18, 2021	Aug. 10, 2021	Apr. 19, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Dividends per share, ordinary shares	R 0.75			R 0.22				R 0.40	R 0.27			R 0.22	R 0.67	R 1.10
Dividend declared				R 136			R 247		R 167		R 677	R 136	R 414	R 677
Dividends recognised as distributions to owners per share		R 0.75			R 0.22									R 0.27
Convertible Preference Shares, Minimum Annual Preference Dividend			R 9			R 9				R 9
Dividends paid to non-controlling interests												R 18	R 16	R 7
Disclosure of depositary receipts [line items]
Dividends per share, ordinary shares	R 0.75			R 0.22				R 0.40	R 0.27			R 0.22	R 0.67	R 1.10
Dividends recognised as distributions to owners per share		R 0.75			R 0.22									R 0.27